Schedule of trade receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	R$ 869,963	R$ 757,746
Allowance for expected loss on trade receivables accounts	(19,280)	(18,047)
Total Trade Receivables	850,683	739,699
Domestic Customers [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	698,490	637,579
Domestic Customers [Member] | Credit Card Administrators [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	200,601	318,869
Domestic Customers [Member] | Travel Agencies [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	439,698	266,086
Domestic Customers [Member] | Cargo Agencies [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	27,418	29,902
Domestic Customers [Member] | Airline Partner Companies [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	11,921	8,877
Domestic Customers [Member] | Other [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	18,852	13,845
Foreign Customers [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	171,473	120,167
Foreign Customers [Member] | Credit Card Administrators [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	77,379	77,616
Foreign Customers [Member] | Travel Agencies [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	38,999	13,960
Foreign Customers [Member] | Cargo Agencies [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	211	122
Foreign Customers [Member] | Airline Partner Companies [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	27,863	19,464
Foreign Customers [Member] | Other [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Gross trade receivables	R$ 27,021	R$ 9,005